Document and Entity Information	0 Months Ended
May 03, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 3, 2013
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	May 3, 2013
Document Effective Date	May 3, 2013
Prospectus Date	May 1, 2013

Royce Enterprise Select Fund
Royce Enterprise Select Fund
The Royce Fund Supplement to the Prospectus Dated May 1, 2013 Royce Enterprise Select Fund
The second paragraph appearing under the heading "Royce Enterprise Select Fund-Principal Investment Strategy" on page 56 is hereby deleted in its entirety and replaced with the information below.

Normally, the Fund invests at least 65% of its net assets in equity securities of small-cap and mid-cap companies with market capitalizations between $750 million and $15 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio. The Fund may engage in active and frequent trading of its portfolio.

Label	Element	Value
Royce Enterprise Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000709364_SupplementTextBlock	The Royce Fund Supplement to the Prospectus Dated May 1, 2013 Royce Enterprise Select Fund
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Enterprise Select Fund
Strategy [Heading]	rr_StrategyHeading	The second paragraph appearing under the heading "Royce Enterprise Select Fund-Principal Investment Strategy" on page 56 is hereby deleted in its entirety and replaced with the information below.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund invests at least 65% of its net assets in equity securities of small-cap and mid-cap companies with market capitalizations between $750 million and $15 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio. The Fund may engage in active and frequent trading of its portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 65% of its net assets in equity securities of small-cap and mid-cap companies with market capitalizations between $750 million and $15 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio. The Fund may engage in active and frequent trading of its portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013